ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Ensysce Biosciences, Inc. (“Ensysce”), along with its 79.2%-owned subsidiary, EBIR, Inc. (“EBIR”, formerly known as Covistat, Inc.) and its wholly-owned subsidiaries EBI Operating, Inc. and EBI OpCo, Inc. (collectively, the “Company”), is a clinical-stage biotech company using its proprietary technology platforms to develop safer prescription drugs. The primary focus of the Company is its program developing abuse and overdose resistant pain technology with a clinical stage program being the abuse resistant, TAAP (Trypsin Activated Abuse Protection) opioid product candidate, PF614. In addition, the Company is developing its MPAR® (Multi-Pill Abuse Resistant) technology for overdose protection which will be applied to the PF614 program. The Company is also applying its TAAP and MPAR® technology to a methadone prodrug for use in the treatment of Opioid Use Disorder.

In 2020, the Company commenced an initiative to develop a therapeutic for the treatment of certain coronavirus infections through the formation of a separate entity, EBIR, a Delaware corporation. Pursuant to the articles of incorporation, EBIR was authorized to issue 1,000,000 shares of common stock, $0.001 par value per share, and 100,000 shares of preferred stock, $0.001 par value per share. Ensysce is a 79.2% stockholder in EBIR, with 19.8% and 1.0% of the shares held by certain key personnel of the Company and an unrelated party, respectively. The non-Ensysce owned shares and the activity are reflected on the financial statements as noncontrolling interests.

The Company currently operates in one business segment, which is pharmaceuticals. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements